                               ------------------
                               PLATINUM CLASS(SM)
                               ------------------


                                   [GRAPHIC]

                                   PROSPECTUS
                                NOVEMBER 1, 1999


                       [AMERICAN ADVANTAGE FUNDS(R) LOGO]


                   [AMERICAN ADVANTAGE MILEAGE FUNDS(R) LOGO]


MANAGED BY AMR INVESTMENT SERVICES, INC.

[GRAPHIC]

o    Money Market Fund

o    Municipal Money~Market Fund

o    U.S. Government Money Market Fund

o    Money Market Mileage Fund

o    Municipal Money Market Mileage Fund

o    U.S. Government Money Market Mileage Fund

                               Available through:

                               [LOGO] TD WATERHOUSE

The Securities and Exchange Commission does not guarantee that the information in this Prospectus or any other mutual fund's prospectus is accurate or complete, nor does it judge the investment merit of these Funds. To state otherwise is a criminal offense.

     TABLE OF CONTENTS

    About the Funds
    Overview....................................................    2
         Money Market Fund......................................    3
         Municipal Money Market Fund............................    7
         U.S. Government Money Market Fund......................   11
         Money Market Mileage Fund..............................   14
         Municipal Money Market Mileage Fund....................   18
         U.S. Government Money Market Mileage Fund..............   22
    The Manager.................................................   26
    Valuation of Shares.........................................   26
    About Your Investment
    Purchase and Redemption of Shares...........................   27
    Distributions and Taxes.....................................   30
    AAdvantage(R) Miles.........................................   30
    Additional Information
    Distribution of Trust Shares................................   32
    Master-Feeder Structure.....................................   32
    Year 2000...................................................   33
    Financial Highlights........................................   33

ABOUT THE FUNDS
--------------------------------------------------------------------------------
Overview
---------------

The American AAdvantage Funds (the "AAdvantage Funds") and the American AAdvantage Mileage Funds (the "Mileage Funds") are managed by AMR Investment Services, Inc. (the "Manager"), a wholly owned subsidiary of AMR Corporation.

The AAdvantage Funds and Mileage Funds (collectively, the "Funds") operate under a master-feeder structure. This means that each Fund seeks its investment objective by investing all of its investable assets in a corresponding Portfolio of the AMR Investment Services Trust ("AMR Trust") that has a similar name and identical investment objective. Throughout this Prospectus, statements regarding investments by a Fund refer to investments made by its corresponding Portfolio. For easier reading, the term "Fund" is used throughout the Prospectus to refer to either a Fund or its Portfolio, unless stated otherwise. See "Master-Feeder Structure".

Each shareholder of the Mileage Funds will receive American Airlines(R) AAdvantage(R) travel awards program ("AAdvantage") miles.(1) AAdvantage miles will be posted monthly to each shareholder's AAdvantage account at an annual rate of one mile for every $10 invested in the Fund. See "AAdvantage Miles".

---------------

(1)American Airlines and AAdvantage are registered trademarks of American Airlines, Inc.
--------------------------------------------------------------------------------

About the Funds                         2                             Prospectus

AMERICAN AADVANTAGE
MONEY MARKET FUND(sm)
--------------------------------------------------------------------------------

Investment Objective
-------------------------------

Current income, liquidity and the maintenance of a stable price of $1.00 per share.

Principal Strategies
------------------------------

The Fund invests exclusively in high quality variable or fixed rate, U.S. dollar-denominated short-term money market instruments. These securities may include obligations of the U.S. Government, its agencies and instrumentalities; corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; Yankeedollar and Eurodollar bank certificates of deposit, time deposits, and bankers' acceptances; asset-backed securities; and repurchase agreements involving the foregoing obligations.

The Fund will only buy securities with the following credit qualities:

- rated in the highest short-term categories by two rating organizations, such as "A-1" by Standard & Poor's Corporation and "P-1" by Moody's Investors Service, Inc.,
- rated in the highest short-term category by one rating organization if the securities are rated only by one rating organization, or
- unrated securities that are determined to be of equivalent quality by the Manager.

The Fund invests more than 25% of its total assets in obligations issued by the banking industry. However, for temporary defensive purposes when the Manager believes that maintaining this concentration may be inconsistent with the best interests of shareholders, the Fund may not maintain this concentration.

Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of the Fund will not exceed 90 days.

--------------------------------------------------------------------------------

Prospectus                              3                        About the Funds

AMERICAN AADVANTAGE
MONEY MARKET FUND(sm) -- (CONTINUED)
--------------------------------------------------------------------------------

Risk Factors
-------------------

- The yield paid by the Fund is subject to changes in interest rates. As a result, there is risk that a decline in short-term interest rates would lower its yield and the overall return on your investment.
- Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
- As with any money market fund, there is the risk that the issuers or guarantors of securities owned by the Fund will default on the payment of principal or interest or the obligation to repurchase securities from the Fund.

Your investment in the Fund is not insured or guaranteed by the U.S. Government or any financial or government institution.

Investor Profile
-----------------------

This Fund may be suitable for investors who:

- seek the preservation of capital and to avoid fluctuations in principal
- desire regular, monthly income from a highly liquid investment
- require a short-term vehicle for cash when making long-term investment decisions
- seek a rate of return that is potentially higher than certificates of deposit or savings accounts

Historical Performance
-----------------------------------

The bar chart below provides an indication of risk by showing how the Fund's performance has varied from year to year. The Platinum Class of the Fund began offering its shares on November 7, 1995. However, another class of shares of the Fund not offered in this prospectus has been offered since September 1, 1987. In the chart and table below, performance results before November 7, 1995 are for the older class. Because the other class had lower expenses, its performance was better than the Platinum Class of the Fund would have realized in the same period. Past performance is not necessarily

--------------------------------------------------------------------------------

About the Funds                         4                             Prospectus

AMERICAN AADVANTAGE
MONEY MARKET FUND(sm) -- (CONTINUED)
--------------------------------------------------------------------------------

indicative of how the Fund will perform in the future. Investors may call 1-800-388-3344 to obtain the Fund's current seven-day yield.

                              [PERFORMANCE GRAPH]

Highest Quarterly Return:             2.45%
(1/1/89 through 12/31/98)       (2nd Quarter 1989)
Lowest Quarterly Return:              0.80%
  (1/1/89 through 12/31/98)  (2nd & 4th Quarter 1993,
                                1st Quarter 1994)

                                                                 AVERAGE ANNUAL TOTAL
                                                                        RETURN
                                                              ---------------------------
                                                                    AS OF 12/31/98
                                                              ---------------------------
                                                              1 YEAR   5 YEARS   10 YEARS
                                                              ------   -------   --------
Money Market Fund...........................................  4.82%     4.93%     5.64%

--------------------------------------------------------------------------------

Prospectus                              5                        About the Funds

AMERICAN AADVANTAGE
MONEY MARKET FUND(sm) -- (CONTINUED)
--------------------------------------------------------------------------------

Fees and Expenses
----------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Money Market Fund.(1)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees.............................................  0.10%
Distribution (12b-1) Fees...................................  0.25
Other Expenses..............................................  0.59
                                                              ----
TOTAL ANNUAL FUND OPERATING EXPENSES........................  0.94%
                                                              ====

(1) The expense table and the Example below reflect the expenses of both the Fund and its corresponding Portfolio.

Example
-------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
        1 YEAR ......................................................$96
        3 YEARS.....................................................$300
        5 YEARS.....................................................$520
        10 YEARS..................................................$1,155

Investment Adviser
-----------------------------

AMR Investment Services, Inc.

--------------------------------------------------------------------------------

About the Funds                         6                             Prospectus

AMERICAN AADVANTAGE
MUNICIPAL MONEY MARKET FUND(sm)
--------------------------------------------------------------------------------

Investment Objective
-------------------------------

Current income, liquidity and the maintenance of a stable price of $1.00 per share.

Principal Strategies
------------------------------

Under normal market conditions, the Fund invests at least 80% of its net assets in securities whose interest income is exempt from federal income tax. These securities may be issued by or on behalf of the governments of U.S. states, counties, cities, towns, territories, or public authorities. All securities purchased by the Fund will be guaranteed by the U.S. Government, its agencies, or instrumentalities; secured by irrevocable letters of credit issued by qualified banks; or guaranteed by one or more municipal bond insurance policies.

The Fund will only buy securities with the following credit qualities:

- rated in the highest short-term categories by two rating organizations, such as "A-1" by Standard & Poor's and "P-1" by Moody's Investors Service, Inc.,
- rated in the highest short-term category by one rating organization if the securities are rated only by one rating organization, or
- unrated securities that are determined to be of equivalent quality by the Manager.

Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of the Fund will not exceed 90 days.

--------------------------------------------------------------------------------

Prospectus                              7                        About the Funds

AMERICAN AADVANTAGE
MUNICIPAL MONEY MARKET FUND(sm) -- (CONTINUED)
--------------------------------------------------------------------------------

Risk Factors
-------------------

- The yield paid by the Fund is subject to changes in interest rates. As a result, there is risk that a decline in short-term interest rates would lower its yield and the overall return on your investment.
- Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
- As with any money market fund, there is the risk that the issuers or guarantors of securities owned by the Fund will default on the payment of principal or interest or the obligation to repurchase securities from the Fund.

Your investment in the Fund is not insured or guaranteed by the U.S. Government or any financial or government institution.

Investor Profile
-----------------------

This Fund may be suitable for investors who:

- seek the preservation of capital and to avoid fluctuations in principal
- desire regular, monthly income that is generally exempt from Federal income tax
- require a short-term vehicle for cash when making long-term investment decisions
- seek an after-tax rate of return that is potentially higher than certificates of deposit or savings accounts

Historical Performance
-----------------------------------

The bar chart below provides an indication of risk by showing how the Fund's performance has varied from year to year. The Platinum Class of the Fund began offering its shares on November 7, 1995. However, another class of shares of the Fund not offered in this prospectus has been offered since November 10, 1993. In the chart and table below, performance results before November 7, 1995 are for the older class. Because the other class had lower expenses, its performance was better than the Platinum Class of the Fund would have realized in the same period. Past performance is not necessarily

--------------------------------------------------------------------------------

About the Funds                         8                             Prospectus

AMERICAN AADVANTAGE
MUNICIPAL MONEY MARKET FUND(sm) -- (CONTINUED)
--------------------------------------------------------------------------------

indicative of how the Fund will perform in the future. Investors may call 1-800-388-3344 to obtain the Fund's current seven-day yield.

                              [PERFORMANCE GRAPH]

Highest Quarterly Return:          1.00%
(1/1/94 through 12/31/98)    (2nd Quarter 1995)
Lowest Quarterly Return:           0.52%
  (1/1/94 through 12/31/98)  (1st Quarter 1994)

                                                          AVERAGE ANNUAL TOTAL RETURN
                                                       ----------------------------------
                                                                 AS OF 12/31/98
                                                       ----------------------------------
                                                                          SINCE INCEPTION
                                                       1 YEAR   5 YEARS     (11/10/93)
                                                       ------   -------   ---------------
Municipal Money Market Fund..........................  2.64%     2.92%         2.91%

--------------------------------------------------------------------------------

Prospectus                              9                        About the Funds

AMERICAN AADVANTAGE
MUNICIPAL MONEY MARKET FUND(sm) -- (CONTINUED)
--------------------------------------------------------------------------------

Fees and Expenses
----------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Municipal Money Market Fund.(1)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees.............................................  0.10%
Distribution (12b-1) Fees...................................  0.25
Other Expenses..............................................  0.72
                                                              ----
Total Annual Fund Operating Expenses........................  1.07%
                                                              ====
Fee Waiver and/or Expense Reimbursement.....................  0.02(2)
NET EXPENSES................................................  1.05%

(1) The expense table and the Example below reflect the expenses of both the Fund and its corresponding Portfolio.

(2) The Manager has agreed to waive a portion of Distribution Fees through December 31, 2000 to the extent that Total Annual Fund Operating Expenses exceed 1.05%.

Example
-------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
        1 YEAR .....................................................$107
        3 YEARS.....................................................$338
        5 YEARS.....................................................$588
        10 YEARS..................................................$1,304

Investment Adviser
-----------------------------

AMR Investment Services, Inc.

--------------------------------------------------------------------------------

About the Funds                        10                             Prospectus

AMERICAN AADVANTAGE
U.S. GOVERNMENT MONEY MARKET FUND(sm)
--------------------------------------------------------------------------------

Investment Objective
-------------------------------

Current income, liquidity and the maintenance of a stable price of $1.00 per share.

Principal Strategies
------------------------------

The Fund invests exclusively in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements that are collateralized by such obligations. Some of these securities are not backed by the full faith and credit of the U.S. Government. U.S. Government securities include direct obligations of the U.S. Treasury (such as Treasury bills, Treasury notes and Treasury bonds).

Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of the Fund will not exceed 90 days.

Risk Factors
-------------------

- The yield paid by the Fund is subject to changes in interest rates. As a result, there is risk that a decline in short-term interest rates would lower its yield and the overall return on your investment.
- Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Your investment in the Fund is not insured or guaranteed by the U.S. Government or any financial or government institution.

Investor Profile
-----------------------

This Fund may be suitable for investors who:

- seek the preservation of capital and to avoid fluctuations in principal
- desire regular, monthly income from a highly liquid investment

--------------------------------------------------------------------------------

Prospectus                             11                        About the Funds

AMERICAN AADVANTAGE
U.S. GOVERNMENT MONEY MARKET FUND(sm) -- (CONTINUED)
--------------------------------------------------------------------------------

- require a short-term vehicle for cash when making long-term investment decisions
- seek a rate of return that is potentially higher than certificates of deposit or savings accounts

Historical Performance
-----------------------------------

The bar chart below provides an indication of risk by showing how the Fund's performance has varied from year to year. The Platinum Class of the Fund began offering its shares on November 7, 1995. However, another class of shares of the Fund not offered in this prospectus has been offered since March 2, 1992. In the chart and table below, performance results before November 7, 1995 are for the older class. Because the other class had lower expenses, its performance was better than the Platinum Class of the Fund would have realized in the same period. Past performance is not necessarily indicative of how the Fund will perform in the future. Investors may call 1-800-388-3344 to obtain the Fund's current seven-day yield.

                              [PERFORMANCE GRAPH]

Highest Quarterly Return:          1.43%
(1/1/93 through 12/31/98)    (2nd Quarter 1995)
Lowest Quarterly Return:           0.74%
  (1/1/93 through 12/31/98)  (4th Quarter 1993)

--------------------------------------------------------------------------------

About the Funds                        12                             Prospectus

AMERICAN AADVANTAGE
U.S. GOVERNMENT MONEY MARKET FUND(sm) -- (CONTINUED)
--------------------------------------------------------------------------------

                                                      AVERAGE ANNUAL TOTAL RETURN
                                                   ----------------------------------
                                                             AS OF 12/31/98
                                                   ----------------------------------
                                                                      SINCE INCEPTION
                                                   1 YEAR   5 YEARS      (3/2/92)
                                                   ------   -------   ---------------
U.S. Government Money Market Fund................  4.62%     4.70%         4.31%

Fees and Expenses
----------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the U.S. Government Money Market Fund.(1)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees.............................................  0.10%
Distribution (12b-1) Fees...................................  0.25
Other Expenses..............................................  0.66
                                                              ----
TOTAL ANNUAL FUND OPERATING EXPENSES........................  1.01%
                                                              ====

(1) The expense table and the Example below reflect the expenses of both the Fund and its corresponding Portfolio.

Example
-------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
        1 YEAR .....................................................$103
        3 YEARS.....................................................$322
        5 YEARS.....................................................$558
        10 YEARS..................................................$1,236

Investment Adviser
-----------------------------

AMR Investment Services, Inc.

--------------------------------------------------------------------------------

Prospectus                             13                        About the Funds

AMERICAN AADVANTAGE
MONEY MARKET MILEAGE FUND(sm)
--------------------------------------------------------------------------------

Investment Objective
-------------------------------

Current income, liquidity and the maintenance of a stable price of $1.00 per share.

Principal Strategies
------------------------------

The Fund invests exclusively in high quality variable or fixed rate, U.S. dollar-denominated short-term money market instruments. These securities may include obligations of the U.S. Government, its agencies and instrumentalities; corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; Yankeedollar and Eurodollar bank certificates of deposit, time deposits, and bankers' acceptances; asset-backed securities; and repurchase agreements involving the foregoing obligations.

The Fund will only buy securities with the following credit qualities:

- rated in the highest short-term categories by two rating organizations, such as "A-1" by Standard & Poor's Corporation and "P-1" by Moody's Investors Service, Inc.,
- rated in the highest short-term category by one rating organization if the securities are rated only by one rating organization, or
- unrated securities that are determined to be of equivalent quality by the Manager.

The Fund invests more than 25% of its total assets in obligations issued by the banking industry. However, for temporary defensive purposes when the Manager believes that maintaining this concentration may be inconsistent with the best interests of shareholders, the Fund may not maintain this concentration.

Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of the Fund will not exceed 90 days.

--------------------------------------------------------------------------------

About the Funds                        14                             Prospectus

AMERICAN AADVANTAGE
MONEY MARKET MILEAGE FUND(sm) -- (CONTINUED)
--------------------------------------------------------------------------------

Risk Factors
-------------------

- The yield paid by the Fund is subject to changes in interest rates. As a result, there is risk that a decline in short-term interest rates would lower its yield and the overall return on your investment.
- Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
- As with any money market fund, there is the risk that the issuers or guarantors of securities owned by the Fund will default on the payment of principal or interest or the obligation to repurchase securities from the Fund.

Your investment in the Fund is not insured or guaranteed by the U.S. Government or any financial or government institution.

Investor Profile
-----------------------

This Fund may be suitable for investors who:

- seek the preservation of capital and to avoid fluctuations in principal
- desire regular, monthly income from a highly liquid investment
- require a short-term vehicle for cash when making long-term investment decisions
- seek a rate of return that is potentially higher than certificates of deposit or savings accounts
- desire to receive miles in the American Airlines AAdvantage(R) program

Historical Performance
-----------------------------------

The bar chart below provides an indication of risk by showing how the Fund's performance has varied from year to year. The performance shown in the chart and table below is a combination of the Fund's performance and that of its predecessor fund. The Fund was created from a predecessor fund that began offering its shares on September 1, 1987. Performance results through October 31, 1991 are for the Institutional Class of the predecessor fund, and results from November 1, 1991 through October 31, 1995 are for the predecessor fund's Mileage Class, and results from November 1, 1995 through Janu-

--------------------------------------------------------------------------------

Prospectus                             15                        About the Funds

AMERICAN AADVANTAGE
MONEY MARKET MILEAGE FUND(sm) -- (CONTINUED)
--------------------------------------------------------------------------------

ary 28, 1996 are for the original class of this Fund. The Platinum Class of the Fund began offering its shares on January 29, 1996. Performance results shown from that date through December 31, 1998 are for the Platinum Class of the Fund. Because the predecessor fund and the original class of this Fund had lower expenses, their performance was better than the Platinum Class of the Fund would have realized in the same period. Past performance is not necessarily indicative of how the Fund will perform in the future. Investors may call 1-800-388-3344 to obtain the Fund's current seven-day yield.

                              [PERFORMANCE GRAPH]

Highest Quarterly Return:             2.45%
(1/1/89 through 12/31/98)       (2nd Quarter 1989)
Lowest Quarterly Return:              0.74%
  (1/1/89 through 12/31/98)  (2nd & 4th Quarter 1993,
                                1st Quarter 1994)

                                                                 AVERAGE ANNUAL TOTAL
                                                                        RETURN
                                                              ---------------------------
                                                                    AS OF 12/31/98
                                                              ---------------------------
                                                              1 YEAR   5 YEARS   10 YEARS
                                                              ------   -------   --------
Money Market Mileage Fund...................................  4.67%     4.73%     5.48%

--------------------------------------------------------------------------------

About the Funds                        16                             Prospectus

AMERICAN AADVANTAGE
MONEY MARKET MILEAGE FUND(sm) -- (CONTINUED)
--------------------------------------------------------------------------------

Fees and Expenses
----------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Money Market Mileage Fund.(1)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees.............................................  0.10%
Distribution (12b-1) Fees...................................  0.25
Other Expenses..............................................  0.77
                                                              ----
Total Annual Fund Operating Expenses........................  1.12%
                                                              ====
Fee Waiver and/or Expense Reimbursement.....................  0.02(2)
NET EXPENSES................................................  1.10%

(1) The expense table and the Example below reflect the expenses of both the Fund and its corresponding Portfolio.

(2) The Manager has agreed to waive a portion of Distribution Fees through December 31, 2000 to the extent that Total Annual Fund Operating Expenses exceed 1.10%.

Example
-------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

      1 Year .........................................................$112
      3 Years.........................................................$354
      5 Years.........................................................$615
      10 Years......................................................$1,361

Investment Adviser
-----------------------------

AMR Investment Services, Inc.

--------------------------------------------------------------------------------

Prospectus                             17                        About the Funds

AMERICAN AADVANTAGE

MUNICIPAL MONEY MARKET MILEAGE FUND(sm)
--------------------------------------------------------------------------------

Investment Objective
-------------------------------

Current income, liquidity and the maintenance of a stable price of $1.00 per share.

Principal Strategies
------------------------------

Under normal market conditions, the Fund invests at least 80% of its net assets in securities whose interest income is exempt from federal income tax. These securities may be issued by or on behalf of the governments of U.S. states, counties, cities, towns, territories, or public authorities. All securities purchased by the Fund will be guaranteed by the U.S. Government, its agencies, or instrumentalities; secured by irrevocable letters of credit issued by qualified banks; or guaranteed by one or more municipal bond insurance policies.

The Fund will only buy securities with the following credit qualities:

- rated in the highest short-term categories by two rating organizations, such as "A-1" by Standard & Poor's Corporation and "P-1" by Moody's Investors Service, Inc.,
- rated in the highest short-term category by one rating organization if the securities are rated only by one rating organization, or
- unrated securities that are determined to be of equivalent quality by the Manager.

Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of the Fund will not exceed 90 days.

Risk Factors
-------------------
- The yield paid by the Fund is subject to changes in interest rates. As a result, there is risk that a decline in short-term interest rates would lower its yield and the overall return on your investment.
- Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
--------------------------------------------------------------------------------

About the Funds                        18                             Prospectus

AMERICAN AADVANTAGE
MUNICIPAL MONEY MARKET MILEAGE FUND(sm) -- (CONTINUED)
--------------------------------------------------------------------------------

- As with any money market fund, there is the risk that the issuers or guarantors of securities owned by the Fund will default on the payment of principal or interest or the obligation to repurchase securities from the Fund.

Your investment in the Fund is not insured or guaranteed by the U.S. Government or any financial or government institution.

Investor Profile
-----------------------

This Fund may be suitable for investors who:

- seek the preservation of capital and to avoid fluctuations in principal
- desire regular, monthly income that is generally exempt from Federal income tax
- require a short-term vehicle for cash when making long-term investment decisions
- seek an after-tax rate of return that is potentially higher than certificates of deposit or savings accounts
- desire to receive miles in the American Airlines AAdvantage(R) program

Historical Performance
-----------------------------------

The bar chart below provides an indication of risk by showing how the Fund's performance has varied from year to year. Platinum Class shares of the Fund were not offered prior to November 1, 1999. The performance shown in the chart and table below is a combination of the Fund's performance and that of its predecessor fund. The Fund was created from a predecessor fund that began offering its shares on November 10, 1993. Performance results through October 31, 1995 are for the Mileage Class of the predecessor fund. The Fund began offering its shares on November 1, 1995. Performance results shown from that date through December 31, 1998 are for the original class of the Fund. Because the predecessor fund and the original class of this Fund had lower expenses, their performance was better than the Platinum Class of the Fund would have realized in the same period. Past performance is not necessarily indicative of

--------------------------------------------------------------------------------

Prospectus                             19                        About the Funds

AMERICAN AADVANTAGE
MUNICIPAL MONEY MARKET MILEAGE FUND(sm) -- (CONTINUED)
--------------------------------------------------------------------------------

how the Fund will perform in the future. Investors may call 1-800-388-3344 to obtain the Fund's current seven-day yield.

                              [PERFORMANCE GRAPH]

Highest Quarterly Return:                                           0.91%
  (1/1/94 through 12/31/98)                                   (2nd Quarter 1995)
Lowest Quarterly Return:                                            0.46%
  (1/1/94 through 12/31/98)                                   (1st Quarter 1994)

                                                           AVERAGE ANNUAL TOTAL RETURN
                                                         -------------------------------
                                                                 AS OF 12/31/98
                                                         -------------------------------
                                                                                SINCE
                                                                              INCEPTION
                                                         1 YEAR    5 YEARS    (11/10/93)
                                                         ------    -------    ----------
Municipal Money Market Mileage Fund....................   3.06%     3.04%        3.01%

--------------------------------------------------------------------------------

About the Funds                        20                             Prospectus

AMERICAN AADVANTAGE
MUNICIPAL MONEY MARKET MILEAGE FUND(sm) -- (CONTINUED)
--------------------------------------------------------------------------------

Fees and Expenses
----------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Municipal Money Market Mileage Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees.............................................  0.10%
Distribution (12b-1) Fees...................................  0.25
Other Expenses..............................................  0.81(2)
                                                              ----
Total Annual Fund Operating Expenses........................  1.16%
                                                              ====
Fee Waiver and/or Expense Reimbursement.....................  0.06(3)
NET EXPENSES................................................  1.10%

(1) The expense table and the Example below reflect the expenses of both the Fund and its corresponding Portfolio.

(2)   Other Expenses are based on estimates for the current fiscal year.

(3) The Manager has agreed to waive Distribution Fees through December 31, 2000 to the extent that Total Annual Fund Operating Expenses exceed 1.10%.

Example
-------------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

    1 YEAR ................................................ $112
    3 YEARS.................................................$363

Investment Adviser
--------------------------------
AMR Investment Services, Inc.

--------------------------------------------------------------------------------

Prospectus                             21                        About the Funds

AMERICAN AADVANTAGE
U.S. GOVERNMENT MONEY MARKET MILEAGE FUND(sm)
--------------------------------------------------------------------------------

Investment Objective
-------------------------------

Current income, liquidity and the maintenance of a stable price of $1.00 per share.

Principal Strategies
------------------------------

The Fund invests exclusively in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements that are collateralized by such obligations. Some of these securities are not backed by the full faith and credit of the U.S. Government. U.S. Government securities include direct obligations of the U.S. Treasury (such as Treasury bills, Treasury notes and Treasury bonds).

Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of the Fund will not exceed 90 days.

Risk Factors
-------------------

- The yield paid by the Fund is subject to changes in interest rates. As a result, there is risk that a decline in short-term interest rates would lower its yield and the overall return on your investment.
- Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Your investment in the Fund is not insured or guaranteed by the U.S. Government or any financial or government institution.

--------------------------------------------------------------------------------

About the Funds                        22                             Prospectus

AMERICAN AADVANTAGE
U.S. GOVERNMENT MONEY MARKET MILEAGE FUND(sm) -- (CONTINUED)
--------------------------------------------------------------------------------

Investor Profile
-----------------------

This Fund may be suitable for investors who:

- seek the preservation of capital and to avoid fluctuations in principal
- desire regular, monthly income from a highly liquid investment
- require a short-term vehicle for cash when making long-term investment decisions
- seek a rate of return that is potentially higher than certificates of deposit or savings accounts
- desire to receive miles in the American Airlines AAdvantage(R) program

Historical Performance
-----------------------------------

The bar chart below provides an indication of risk by showing how the Fund's performance has varied from year to year. Platinum Class shares of the Fund were not offered prior to November 1, 1999. The performance shown in the chart and table below is a combination of the Fund's performance and that of its predecessor fund. The Fund was created from a predecessor fund that began offering its shares on March 2, 1992. Performance results through October 31, 1993 are for the Institutional Class of the predecessor fund, and from November 1, 1993 through October 31, 1995 are for the predecessor fund's Mileage Class. The Fund began offering its shares on November 1, 1995. Performance results shown from that date through December 31, 1998 are for the original class of the Fund. Because the predecessor fund and the original class of this Fund had lower expenses, their performance was better than the Platinum Class of the Fund would have realized in the same period. Past performance is

--------------------------------------------------------------------------------

Prospectus                             23                        About the Funds

AMERICAN AADVANTAGE
U.S. GOVERNMENT MONEY MARKET MILEAGE FUND(sm) -- (CONTINUED)
--------------------------------------------------------------------------------

not necessarily indicative of how the Fund will perform in the future. Investors may call 1-800-388-3344 to obtain the Fund's current seven-day yield.

                              [PERFORMANCE GRAPH]

Highest Quarterly Return:                                           1.35%
  (1/1/93 through 12/31/98)                                   (2nd Quarter 1995)
Lowest Quarterly Return:                                            0.70%
  (1/1/93 through 12/31/98)                                   (4th Quarter 1993,
                                                              1st Quarter 1994)

                                                           AVERAGE ANNUAL TOTAL RETURN
                                                         -------------------------------
                                                                 AS OF 12/31/98
                                                         -------------------------------
                                                                                SINCE
                                                                              INCEPTION
                                                         1 YEAR    5 YEARS     (3/2/92)
                                                         ------    -------    ----------
U.S. Government Money Market Mileage Fund..............   5.04%     4.83%        4.40%

--------------------------------------------------------------------------------

About the Funds                        24                             Prospectus

AMERICAN AADVANTAGE
U.S. GOVERNMENT MONEY MARKET MILEAGE FUND(sm) -- (CONTINUED)
--------------------------------------------------------------------------------

Fees and Expenses
----------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the U.S. Government Money Market Mileage Fund.(1)

Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)

Management Fees.............................................  0.10%
Distribution (12b-1) Fees...................................  0.25
Other Expenses..............................................  0.84(2)
                                                              ----
Total Annual Fund Operating Expenses........................  1.19%
                                                              ====
Fee Waiver and/or Expense Reimbursement.....................  0.09(3)
NET EXPENSES................................................  1.10%

(1) The expense table and the Example below reflect the expenses of both the Fund and its corresponding Portfolio.

(2)   Other Expenses are based on estimates for the current fiscal year.

(3) The Manager has agreed to waive Distribution Fees through December 31, 2000 to the extent that Total Annual Fund Operating Expenses exceed 1.10%.
Example
-------------
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR .................................................$112
3 YEARS.................................................$369

Investment Adviser
--------------------------------
AMR Investment Services, Inc.

--------------------------------------------------------------------------------

Prospectus                             25                        About the Funds

The Manager
---------------------

The Trust has retained AMR Investment Services, Inc. to serve as its Manager. The Manager, located at 4333 Amon Carter Boulevard, Fort Worth, Texas 76155, is a wholly owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. The Manager was organized in 1986 to provide investment management, advisory, administrative and asset management consulting services. As of June 30, 1999, the Manager had approximately $20.3 billion of assets under management, including approximately $6.3 billion under active management and $14.0 billion as named fiduciary or financial adviser. Of the total, approximately $14.4 billion of assets are related to AMR Corporation.

The Manager provides or oversees the provision of all administrative, investment advisory and portfolio management services to the Funds. The Manager develops the investment programs for each Fund and serves as the sole investment adviser to the Funds. As compensation for providing management services, each Fund pays the Manager an annualized advisory fee that is calculated and accrued daily, equal to the sum of 0.10% of the net assets of the Fund.

Valuation of Shares
-------------------------------

The price of each Fund's shares is based on its net asset value ("NAV") per share. Each Fund's NAV is computed by adding total assets, subtracting all of the Fund's liabilities, and dividing the result by the total number of shares outstanding. Securities held by the Funds are valued in accordance with the amortized cost method, which is designed to enable the Funds to maintain a stable NAV of $1.00 per share. Debt securities (other than short-term securities) usually are valued on the basis of prices provided by a pricing service. In some cases, the price of debt securities is determined using quotes obtained from brokers.

The NAV of Platinum Class shares will be determined based on a pro rata allocation of investment income, expenses and total capital gains and losses. Each Fund's NAV per share is determined as of the close of the New York Stock Exchange ("Exchange"), generally 4:00 p.m. Eastern time, on each day on which the Exchange is open for business, with the exception of Columbus Day and Veterans Day. The Funds are closed and no NAV is calculated on these days.

--------------------------------------------------------------------------------

About the Funds                        26                             Prospectus

ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------
Purchase and Redemption of Shares
----------------------------------------------------------

Eligibility
---------------

Platinum Class shares are offered on a continuous basis at net asset value through selected financial institutions (such as banks and broker-dealers). Shares of the Mileage Funds are offered only to individuals and certain grantor trusts. Qualified retirement plans (i.e. IRAs, Keogh, profit sharing plans) and institutional investors are not eligible to invest in the Mileage Funds.

Purchase Policies
--------------------------

No sales charges are assessed on the purchase or sale of Fund shares. Shares of the Funds are offered and purchase orders accepted until the deadlines listed below on each day on which the Exchange is open for trading. In addition, shares are not offered and orders are not accepted on Columbus Day and Veterans Day.

                                                              PURCHASE BY
                           FUND                             (EASTERN TIME)*:
                           ----                             ----------------
Money Market                                                    4:00 p.m.
Municipal Money Market                                         11:45 a.m.
U.S. Government Money Market                                    4:00 p.m.
Money Market Mileage                                            4:00 p.m.
Municipal Money Market Mileage                                 11:45 a.m.
U.S. Government Money Market Mileage                            4:00 p.m.
             * or the close of the Exchange (whichever comes first)

If a purchase order is received in good order prior to the applicable Fund's deadline, the purchase price will be the NAV per share next determined on that day. If a purchase order is received in good order after the applicable deadline, the purchase price will be the NAV of the following day that the Fund is open for business. Checks to purchase shares are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank.

--------------------------------------------------------------------------------

Prospectus                             27                  About Your Investment

Opening an Account
-------------------------------

A completed, signed application is required to open an account. Financial institutions may have different procedures for opening an account. Eligible investors in the Mileage Funds can enroll in the American Airlines AAdvantage(R) Program by calling (800) 433-7300. You may request a Fund application form by calling (800) 934-4410.

Complete the application, sign it and:

                                    Mail to:
                                 TD Waterhouse
                               Processing Center
                                 P.O. Box 1085
                            New York, NY 10268-1085

Redemption Policies
------------------------------

Shares of any Fund may be redeemed by telephone or mail on any day that the Fund is open for business by contacting the financial institution through which Fund shares were purchased. The redemption price will be the NAV next determined after a redemption order is received in good order. Any questions regarding what constitutes good order should be directed to the financial institution through which Fund shares were purchased. Proceeds from redemptions requested by the following deadlines will generally be wired to shareholders on the same day.

                                      SAME DAY WIRE REDEMPTION
                                           ORDER DEADLINE
FUND                                      (EASTERN TIME)*:
----                                  ------------------------
Money Market                                  2:00 p.m.
Municipal Money Market                       11:45 a.m.
U.S. Government Money Market                  2:00 p.m.
Money Market Mileage                          2:00 p.m.
Municipal Money Market Mileage               11:45 a.m.
U.S. Government Money Market Mileage          2:00 p.m.
    * or the close of the Exchange (whichever comes first)

In any event, proceeds from a redemption order for any Fund will be transmitted to a shareholder by no later than seven days after the receipt of a redemption request in good order. Delivery of proceeds from shares purchased by check may be delayed until the check has cleared, which may take up to 15 days.

--------------------------------------------------------------------------------

About Your Investment                  28                             Prospectus

The Funds reserve the right to suspend redemptions or postpone the date of payment (i) when the Exchange is closed (other than for customary weekend and holiday closings); (ii) when trading on the Exchange is restricted; (iii) when the SEC determines that an emergency exists so that disposal of a Fund's investments or determination of its NAV is not reasonably practicable; or (iv) by order of the SEC for protection of the Funds' shareholders.

Although the Funds intend to redeem shares in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by the applicable Fund's corresponding Portfolio. Unpaid dividends credited to an account up to the date of redemption of all shares generally will be paid at the time of redemption.

General Policies
------------------------

If a shareholder's account balance in any Fund falls below $1000, the shareholder may be asked to increase the balance. If the account balance remains below $1,000 after 45 days, the Funds reserve the right to close the account and send the proceeds to the shareholder.

The following policies apply to instructions you may provide to the Funds by telephone:

- The Funds, their officers, trustees, directors, employees, or agents are not responsible for the authenticity of instructions provided by telephone, nor for any loss, liability, cost or expense incurred for acting on them.
- The Funds employ procedures reasonably designed to confirm that instructions communicated by telephone are genuine.
- Due to the volume of calls or other unusual circumstances, telephone redemptions may be difficult to implement during certain time periods.

The Funds reserve the right to:

- reject any order for the purchase of shares and to limit or suspend, without prior notice, the offering of shares,
- modify or terminate the exchange privilege at any time,
- limit the number of exchanges between Funds an investor may exercise, and
- seek reimbursement from you for any related loss incurred if your payment for the purchase of Fund shares by check does not clear your bank.

Each financial institution is responsible for the prompt transmission of purchase and redemption orders of its clients. Financial institutions may provide varying arrangements for their clients with respect to the purchase and redemption of Platinum Class shares. Shares purchased through financial institutions may be subject to transaction fees. Financial institutions offering Platinum Class shares may impose fees on investors for check writing privileges
--------------------------------------------------------------------------------

Prospectus                             29                  About Your Investment
or, if approved by the Funds, establish variations on minimum check amounts. Some institutions may arrange for additional privileges associated with Platinum Class shares, such as a debit card, which may only be available subject to certain conditions or limitations.

Distributions and Taxes
---------------------------------------

The Funds distribute most or all of their net earnings in the form of dividends from net investment income and distributions of realized net capital gains that are paid to shareholders monthly on the first business day after the month ends. Unless the account application instructs otherwise, distributions will be reinvested in additional Fund shares. Usually, dividends (except those paid by the Municipal Money Market Fund and the Municipal Money Market Mileage Fund) and distributions of net realized gains are taxable events.

The Municipal Money Market Fund and the Municipal Money Market Mileage Fund designate most of their distributions as "exempt-interest dividends," which may be excluded from gross income. If the Funds earn taxable income from any of their investments, that income will be distributed as a taxable dividend. If the Funds invest in private activity obligations, shareholders will be required to treat a portion of the exempt-interest dividends they receive as a "tax preference item" in determining their liability for federal alternative minimum tax ("AMT"). Some states exempt from income tax the interest on their own obligations and on obligations of governmental agencies and municipalities in the state; accordingly, each year shareholders will receive tax information on the Funds' exempt-interest income by state.

This is only a summary of some of the important income tax considerations that may affect Fund shareholders. Shareholders should consult their tax adviser regarding specific questions as to the effect of federal, state or local income taxes on an investment in the Funds.

AAdvantage(R) Miles
--------------------------------

The AAdvantage program offers the opportunity to obtain free upgrades and travel awards on American Airlines and AAdvantage airline participants, as well as upgrades and discounts on car rental and hotel accommodations. For more information about the AAdvantage program, call American Airlines at (800) 433-7300.

--------------------------------------------------------------------------------

About Your Investment                  30                             Prospectus

AAdvantage travel awards ("miles") will be posted monthly in arrears to each shareholder's AAdvantage account based on the shareholder's average daily account balance during the previous month. Miles are posted at an annual rate of one mile per $10 maintained in each Mileage Fund. Mileage is calculated on the average daily balance and posted monthly. The average daily balance is calculated by adding each day's balance and dividing by the number of days in the month. For example, the average daily balance on a $50,000 account funded on the 16th day of a month having 30 days (and maintained at that balance through the end of the month) would be $25,000. Mileage received for that month would be 208 miles. If the same balance were maintained through the next month, the average daily balance would be $50,000, and the mileage would be 417 miles that month and every month the $50,000 investment was maintained in the Mileage Fund. These miles appear on subsequent AAdvantage program statements.

For trust accounts, AAdvantage miles will be posted only in a trustee's individual name, and not in the name of the trust account. Before investing in the Mileage Funds, trustees of trust accounts should consult their own legal and tax advisers as to the tax effect of this arrangement and whether this arrangement is consistent with their legal duties as trustees. American Airlines has informed the Mileage Funds that in administering an AAdvantage member's AAdvantage account, it shall not be required to distinguish between AAdvantage miles accumulated by the individual in his/her capacity as trustee to a trust account from AAdvantage miles accumulated in an individual capacity from other sources.

The Manager reserves the right to discontinue the posting of AAdvantage miles or to change the mileage calculation at any time upon notice to shareholders. American Airlines may find it necessary to change AAdvantage program rules, regulations, travel awards and special offers at any time. This means that American Airlines may initiate changes impacting, for example, participant affiliations, rules for earning mileage credit, mileage levels and rules for the use of travel awards, continued availability of travel awards, blackout dates and limited seating for travel awards, and the features of special offers. American Airlines reserves the right to end the AAdvantage program with six months' notice. AAdvantage travel awards, mileage accrual and special offers are subject to governmental regulations.

--------------------------------------------------------------------------------

Prospectus                             31                  About Your Investment

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Distribution of Trust Shares
----------------------------------------------

The AAdvantage Funds and Mileage Funds have each adopted a Distribution Plan for the Platinum Class (the "Plans") in accordance with Rule 12b-1 under the Investment Company Act of 1940 ("1940 Act"), which allow the Funds to pay distribution and other fees for the sale of Fund shares and for other services provided to shareholders. In addition, the Mileage Funds' Plan authorizes expenses incurred in connection with participation in the AAdvantage program. The Plans provide that each Platinum Class will pay 0.25% per annum of its average daily net assets to the Manager (or another entity approved by the applicable Board). Because these fees are paid out of each Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Master-Feeder Structure
--------------------------------------

The Funds operate under a master-feeder structure. This means that each Fund is a "feeder" fund that invests all of its investable assets in a "master" fund with the same investment objective. The "master" fund purchases securities for investment. The master-feeder structure works as follows:

                        [MASTER-FEEDER STRUCTURE GRAPH]

Each Fund can withdraw its investment in its corresponding Portfolio at any time if the Board determines that it is in the best interest of the Fund and its shareholders to do so. If this happens, the Fund's assets will be invested according to the investment policies and restrictions described in this Prospectus.

--------------------------------------------------------------------------------

Additional Information                 32                             Prospectus

Year 2000
-----------------

The Funds could be affected adversely if the computer systems used by the Manager, the Funds' other service providers, or companies in which the Funds invest do not properly process and calculate information that relates to dates beginning on January 1, 2000 and beyond. Due to the Funds' reliance on various service providers to perform essential functions, each of the Funds could have difficulty calculating its NAV, processing orders for share redemptions and delivering account statements and other information to shareholders. The Manager has taken steps that it believes are reasonably designed to address the potential failure of computer systems used by the Manager and the Funds' service providers to address the Year 2000 issue. There can be no assurance that the steps taken by the Manager will be sufficient to avoid any adverse impact.

In evaluating current and potential portfolio positions, Year 2000 is one of the factors that the Manager takes into consideration. The Manager will rely upon public filings and other statements made by companies regarding their Year 2000 readiness. Issuers in countries outside of the U.S. may not be required to make the level of disclosure regarding Year 2000 readiness that is required in the U.S. If the value of a Fund's investment is adversely affected by a Year 2000 problem, the NAV of the Fund may be affected as well.

Financial Highlights
---------------------------------

The financial highlights tables are intended to help you understand each Fund's financial performance for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single share of the Fund's Platinum Class. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Financial highlights are not available for the Platinum Class of the Municipal Money Market Mileage Fund or the U.S. Government Money Market Mileage Fund, because as of the date of this Prospectus, they had not commenced active operations. Except for the six-month period ended April 30, 1999, each Fund's highlights were audited by Ernst & Young LLP, independent auditors. More financial information about the Funds is found in their Annual Report and Semi-Annual Report, which you may obtain upon request.

--------------------------------------------------------------------------------

Prospectus                             33                 Additional Information

                                                    MONEY MARKET FUND
                               -----------------------------------------------------------
                                                   PLATINUM CLASS
                               -------------------------------------------------------
                               SIX MONTHS          YEAR ENDED                PERIOD
                                  ENDED            OCTOBER 31,                ENDED
                                APRIL 30,    -----------------------       OCTOBER 31,
   FOR A SHARE OUTSTANDING        1999         1998           1997           1996(A)
   THROUGHOUT THE PERIOD:      -----------   --------       --------       -----------
                               (UNAUDITED)
Net asset value, beginning of
period.......................   $   1.00     $   1.00       $   1.00        $   1.00
                                --------     --------       --------        --------
Net investment income........       0.02(B)      0.05(B)        0.05(B)         0.05(B)
Less dividends from net
 investment income...........      (0.02)       (0.05)         (0.05)          (0.05)
                                --------     --------       --------        --------
Net asset value, end of
 period......................   $   1.00     $   1.00       $   1.00        $   1.00
                                ========     ========       ========        ========
Total return (annualized)....       2.15%        4.89%          4.87%           4.85%(C)
                                ========     ========       ========        ========
Ratios and supplemental data:
 Net assets, end of period
   (in thousands)............   $884,485     $744,226       $494,413        $119,981
 Ratios to average net assets
   (annualized)
   Expenses..................       0.95%(B)     0.94%(B)       0.93%(B)        0.94%(B)
   Net investment income.....       4.24%(B)     4.78%(B)       4.80%(B)        4.63%(B)

                                            MONEY MARKET FUND
                               --------------------------------------------

                                           INSTITUTIONAL CLASS
                               --------------------------------------------
                                          YEAR ENDED OCTOBER 31,
                               --------------------------------------------
   FOR A SHARE OUTSTANDING        1996             1995
   THROUGHOUT THE PERIOD:      ----------       ----------          1994
                                                                 ----------
Net asset value, beginning of
period.......................  $     1.00       $     1.00       $     1.00
                               ----------       ----------       ----------
Net investment income........        0.05(B)          0.06             0.04
Less dividends from net
 investment income...........       (0.05)           (0.06)           (0.04)
                               ----------       ----------       ----------
Net asset value, end of
 period......................  $     1.00       $     1.00       $     1.00
                               ==========       ==========       ==========
Total return (annualized)....        5.57%            5.96%            3.85%
                               ==========       ==========       ==========
Ratios and supplemental data:
 Net assets, end of period
   (in thousands)............  $1,406,939       $1,206,041       $1,893,144
 Ratios to average net assets
   (annualized)
   Expenses..................        0.24%(B)         0.23%            0.21%
   Net investment income.....        5.41%(B)         5.79%            3.63%

(A) The Money Market Fund-Platinum Class commenced active operations on November 7, 1995.

(B) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of its corresponding Portfolio.

(C) Total return for the Platinum Class for the period ended October 31, 1996 reflects Institutional Class returns from November 1, 1995 through November 6, 1995 and returns of the Platinum Class through October 31, 1996. Due to the different expense structures between the classes, total return would vary from the results shown had the Platinum Class been in operation for the entire year.

--------------------------------------------------------------------------------

Additional Information                 34                             Prospectus

                                                        MUNICIPAL MONEY MARKET FUND
                                       -------------------------------------------------------------
                                                            PLATINUM CLASS
                                       ---------------------------------------------------------
                                       SIX MONTHS             YEAR ENDED               PERIOD
                                          ENDED               OCTOBER 31,               ENDED
                                        APRIL 30,        ---------------------       OCTOBER 31,
       FOR A SHARE OUTSTANDING            1999            1998          1997           1996(A)
       THROUGHOUT THE PERIOD:          -----------       -------       -------       -----------
                                       (UNAUDITED)
Net asset value, beginning of
period...............................    $  1.00         $  1.00       $  1.00         $  1.00
                                         -------         -------       -------         -------
Net investment income................       0.01(B)         0.03(B)       0.03(B)         0.03(B)
Less dividends from net investment
 income..............................      (0.01)          (0.03)        (0.03)          (0.03)
                                         -------         -------       -------         -------
Net asset value, end of period.......    $  1.00         $  1.00       $  1.00         $  1.00
                                         =======         =======       =======         =======
Total return (annualized)............       1.08%           2.75%         2.79%           2.88%(C)
                                         =======         =======       =======         =======
Ratios and supplemental data:
 Net assets, end of period (in
   thousands)........................    $82,842         $87,852       $63,883         $49,862
 Ratios to average net assets
   (annualized)(D)
   Expenses..........................       1.05%(B)        1.04%(B)      1.03%(B)        0.97%(B)
   Net investment income.............       2.14%(B)        2.69%(B)      2.75%(B)        2.72%(B)

                                            MUNICIPAL MONEY MARKET FUND
                                       --------------------------------------
                                                INSTITUTIONAL CLASS
                                       --------------------------------------
                                           YEAR ENDED
                                           OCTOBER 31,              PERIOD
                                       -------------------           ENDED
       FOR A SHARE OUTSTANDING          1996         1995         OCTOBER 31,
       THROUGHOUT THE PERIOD:          ------       ------          1994(A)
                                                                  -----------
Net asset value, beginning of
period...............................  $ 1.00       $ 1.00          $ 1.00
                                       ------       ------          ------
Net investment income................    0.04(B)      0.04            0.02
Less dividends from net investment
 income..............................   (0.04)       (0.04)          (0.02)
                                       ------       ------          ------
Net asset value, end of period.......  $ 1.00       $ 1.00          $ 1.00
                                       ======       ======          ======
Total return (annualized)............    3.59%        3.75%           2.44%
                                       ======       ======          ======
Ratios and supplemental data:
 Net assets, end of period (in
   thousands)........................  $    6       $    7          $9,736
 Ratios to average net assets
   (annualized)(D)
   Expenses..........................    0.27%(B)     0.35%           0.30%
   Net investment income.............    3.49%(B)     3.70%           2.38%

(A) The Municipal Money Market Fund commenced active operations on November 10, 1993. The Municipal Money Market Fund-Platinum Class commenced active operations on November 7, 1995.

(B) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of its corresponding Portfolio.

(C) Total return for the Platinum Class for the period ended October 31, 1996 reflects Institutional Class returns from November 1, 1995 through November 6, 1995 and returns of the Platinum Class through October 31, 1996. Due to the different expense structures between the classes, total return would vary from the results shown had the Platinum Class been in operation for the entire year.

(D) Operating results exclude management and administrative services fees waived by the Manager. Had the Platinum Class of the Fund paid such fees, the ratio of expenses and net investment income to average net assets would have been 1.02% and 2.67%, respectively, for the period ended October 31, 1996, 1.04% and 2.74%, respectively, for the year ended October 31, 1997 and 1.07% and 2.66%, respectively, for the year ended October 31, 1998. Had the Institutional Class of the Fund paid such fees, the ratio of expenses and net investment income to average net assets would have been 0.50% and 2.18%, respectively, for the period ended October 31, 1994, 0.55% and 3.50%, respectively, for the year ended October 31, 1995 and 0.33% and 3.43%, respectively, for the year ended October 31, 1996.

--------------------------------------------------------------------------------

Prospectus                             35                 Additional Information

                                                               U.S. GOVERNMENT MONEY MARKET FUND
                              ---------------------------------------------------------------------------------------------------
                                                   PLATINUM CLASS
                              ---------------------------------------------------------               INSTITUTIONAL CLASS
                              SIX MONTHS             YEAR ENDED               PERIOD          -----------------------------------
                                 ENDED               OCTOBER 31,               ENDED                YEAR ENDED OCTOBER 31,
  FOR A SHARE OUTSTANDING      APRIL 30,        ---------------------       OCTOBER 31,       -----------------------------------
   THROUGHOUT THE PERIOD:        1999            1998         1997(B)         1996(A)          1996          1995
                              -----------       -------       -------       -----------       -------       -------        1994
                              (UNAUDITED)                                                                                 -------
Net asset value, beginning
of period...................    $  1.00         $  1.00       $  1.00         $  1.00         $  1.00       $  1.00       $  1.00
                                -------         -------       -------         -------         -------       -------       -------
Net investment income.......       0.02(C)         0.05(C)       0.05(C)         0.04(C)         0.05(C)       0.06          0.04
Less dividends from net
 investment income..........      (0.02)          (0.05)        (0.05)          (0.04)          (0.05)        (0.06)        (0.04)
                                -------         -------       -------         -------         -------       -------       -------
Net asset value, end of
 period.....................    $  1.00         $  1.00       $  1.00         $  1.00         $  1.00       $  1.00       $  1.00
                                =======         =======       =======         =======         =======       =======       =======
Total return (annualized)...       2.02%           4.71%         4.61%           4.58%(D)        5.29%         5.67%         3.70%
                                =======         =======       =======         =======         =======       =======       =======
Ratios and supplemental
 data:
 Net assets, end of period
   (in thousands)...........    $81,554         $78,412       $68,439         $52,153         $25,595       $47,184       $67,607
 Ratios to average net
   assets (annualized)(E)
   Expenses.................       1.00%(C)        1.01%(C)      0.99%(C)        1.00%(C)        0.32%(C)      0.32%         0.25%
   Net investment income....       3.99%(C)        4.62%(C)      4.53%(C)        4.35%(C)        5.16%(C)      5.49%         3.44%

(A) The U.S. Government Money Market Fund-Platinum Class commenced active operations on November 7, 1995.

(B) Prior to March 1, 1997, the American AAdvantage U.S. Government Money Market Fund was known as the U.S. Treasury Money Market Fund and operated under different investment policies.

(C) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of its corresponding Portfolio.

(D) Total return for the Platinum Class for the period ended October 31, 1996 reflects Institutional Class returns from November 1, 1995 through November 6, 1995 and returns of the Platinum Class through October 31, 1996. Due to the different expense structures between the classes, total return would vary from the results shown had the Platinum Class been in operation for the entire year.

(E) Operating results excluded fees waived by the Manager during the year ended October 31, 1998. The ratio of expenses to average net assets was 1.02% and the ratio of net investment income to average net assets was 4.62% prior to expenses waived.

--------------------------------------------------------------------------------

Additional Information                 36                             Prospectus

                                                                   MONEY MARKET MILEAGE FUND
                                            ------------------------------------------------------------------------
                                                                PLATINUM CLASS
                                            ------------------------------------------------------         MILEAGE
                                            SIX MONTHS         YEAR ENDED                                   CLASS
                                               ENDED           OCTOBER 31,            PERIOD ENDED       -----------
                                             APRIL 30,    ---------------------       OCTOBER 31,        YEAR ENDED
         FOR A SHARE OUTSTANDING               1999        1998          1997           1996(A)          OCTOBER 31,
          THROUGHOUT THE PERIOD:            -----------   -------       -------       ------------          1996
                                            (UNAUDITED)                                                  -----------
Net asset value, beginning of period......   $   1.00     $  1.00       $  1.00         $  1.00           $   1.00
                                             --------     -------       -------         -------           --------
Net investment income.....................       0.02%(B)    0.05(B)       0.05(B)         0.03(B)            0.05(B)
Less dividends from net investment
 income...................................      (0.02)      (0.05)        (0.05)          (0.03)             (0.05)
                                             --------     -------       -------         -------           --------
Net asset value, end of period............   $   1.00     $  1.00       $  1.00         $  1.00           $   1.00
                                             ========     =======       =======         =======           ========
Total return (annualized).................       2.09%       4.74%         4.71%           4.78%              5.12%
                                             ========     =======       =======         =======           ========
Ratios and supplemental data:
 Net assets, end of period (in
   thousands).............................   $156,433     $73,875       $49,184         $15,429           $106,709
 Ratios to average net assets
   (annualized)(C)
   Expenses...............................       1.08%(B)    1.09%(B)      1.09%(B)        1.09%(B)           0.67%(B)
   Net investment income..................       4.07%(B)    4.64%(B)      4.64%(B)        4.48%(B)           5.02%(B)

(A) The Money Market Mileage Fund-Platinum Class commenced active operations on January 29, 1996, and at that time the existing shares of the Fund were designated as Mileage Class shares.

(B) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of its corresponding Portfolio.

(C) Operating results exclude expenses reimbursed by the Manager. Had the Platinum Class of the Fund paid such fees, the ratio of expenses and net investment income to average net assets would have been 1.24% and 4.33%, respectively, for the period ended October 31, 1996, 1.14% and 4.59%, respectively, for the year ended October 31, 1997 and 1.12% and 4.61%, respectively, for the year ended October 31, 1998. Had the Mileage Class of the Fund paid such fees, the ratio of expenses and net investment income to average net assets would have been 0.78% and 4.91%, respectively, for the year ended October 31, 1996.

--------------------------------------------------------------------------------

Prospectus                             37                 Additional Information

                                  -- Notes --

                                  -- Notes --

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUNDS IS FOUND IN THE DOCUMENTS LISTED BELOW. REQUEST A FREE COPY OF THESE DOCUMENTS BY CALLING (800) 934-4410.

ANNUAL REPORT/SEMI-ANNUAL REPORT

The Funds' Annual and Semi-Annual Reports list the Funds' actual investments as of the report's date. They also include a discussion by the Manager of market conditions and investment strategies that~significantly affected the Funds' performance. The report of the Funds' independent auditors is included in the Annual Report.

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains more details about the Funds and their investment policies. The SAI is incorporated in this Prospectus by reference (it is legally part of this Prospectus). A current SAI is on file with the Securities and Exchange Commission (SEC).

Copies of these documents may also be obtained from the SEC Public Reference Room in Washington, D.C. The Public Reference Room can be reached at (800) 732-0330 or by mailing a request, including a duplicating fee to: SEC's Public Reference Section, 450 5th Street NW, Washington, D.C. 20549-6009.

                               Available through:

                               [LOGO] WATERHOUSE

             tdwaterhouse.com o aol: TD Waterhouse o 1-800-934-4410 est. 1979 o 160 branches nationwide o over 1.9 million accounts


                       [AMERICAN ADVANTAGE FUNDS(R) LOGO]
                            SEC File Number 811-4984

                     [AMERICAN ADVANTAGE MILEAGE FUNDS LOGO]
                            SEC File Number 811-9018

American Airlines is not responsible for investments made in the American AAdvantage Funds. American AAdvantage Funds and American AAdvantage Mileage Funds are registered service marks of AMR Corporation. Platinum Class, American AAdvantage Money Market Fund, American AAdvantage Municipal Money Market Fund, American AAdvantage U.S. Government Money Market Fund, American AAdvantage Money Market Mileage Fund, American AAdvantage Municipal Money Market Mileage Fund and American AAdvantage U.S. Government Money Market Mileage Fund are service marks of AMR Investment Services, Inc.